Financial Instruments - Fair Values of Derivatives (Detail) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 104	$ 77	[1]
Derivative Liabilities, Total	(108)	(98)	[1]
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	73	60
Derivative Liabilities, Total	(76)	(71)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	65	53
Derivative Liabilities, Total	(55)	(55)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	8	7
Derivative Liabilities, Total	(21)	(16)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	31	17
Derivative Liabilities, Total	(32)	(27)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	25	13
Derivative Liabilities, Total	(25)	(22)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	6	4
Derivative Liabilities, Total	$ (7)	$ (5)

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).